RIGHT OF USE ASSETS - Allocated to Rental Expense (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
RIGHT OF USE ASSETS, NET
Total rental expenses	¥ 7,621
Cost of revenues
RIGHT OF USE ASSETS, NET
Total rental expenses	2,108
General and administrative expenses
RIGHT OF USE ASSETS, NET
Total rental expenses	1,802
Selling and marketing expenses
RIGHT OF USE ASSETS, NET
Total rental expenses	¥ 3,711